REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2019
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company’s and Savings Bank’s actual capital ratios for fiscal 2019 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2019
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	12,282	6.50	12,271	6.50
For Capital Adequacy Purposes	8,503	4.50	8,496	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$36,035	19.07%	$32,305	17.11%
To Be Well Capitalized	15,116	8.00	15,103	8.00
For Capital Adequacy Purposes	11,337	6.00	11,327	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$36,615	19.38%	$32,885	17.42%
To Be Well Capitalized	18,895	10.00	18,879	10.00
For Capital Adequacy Purposes	15,116	8.00	15,103	8.00
Tier I Capital (to Average Total Assets)
Actual	$36,035	10.20%	$32,305	9.15%
To Be Well Capitalized	17,663	5.00	17,656	5.00
For Capital Adequacy Purposes	14,130	4.00	14,124	4.00

	June 30, 2018
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	12,229	6.50	12,222	6.50
For Capital Adequacy Purposes	8,467	4.50	8,461	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	15,052	8.00	15,042	8.00
For Capital Adequacy Purposes	11,289	6.00	11,281	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$34,712	18.45%	$32,483	17.28%
To Be Well Capitalized	18,815	10.00	18,803	10.00
For Capital Adequacy Purposes	15,052	8.00	15,042	8.00
Tier I Capital (to Average Total Assets)
Actual	$34,205	9.65%	$31,976	9.03%
To Be Well Capitalized	17,718	5.00	17,712	5.00
For Capital Adequacy Purposes	14,174	4.00	14,170	4.00